SHARE CAPITAL - Black-Scholes Option Pricing Model (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2019 CAD ($) $ / shares	Sep. 30, 2018 Y $ / shares	Dec. 31, 2017 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of options (years)	2.78	3.00
Expected annualized volatility		80.00%
Expected dividend yield	0.00%	0.00%
Weighted average Black-Scholes value of each option | $ / shares	$ 2.36	$ 2.28
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.29%	1.73%
Expected life of options (years) | $			3.00
Expected annualized volatility	95.99%
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk free interest rate	1.85%	2.14%
Expected annualized volatility	105.68%